Condensed Consolidated Interim Statements of Financial Position - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Current assets
Cash and cash equivalents	$ 509,315,733	$ 596,858,298	$ 663,557
Accounts receivable	11,501,265	4,072,701	571,300
Other receivables	1,564,430	973,145	318,929
Prepayments and deposits	38,205,456	8,646,998	963,951
Inventory	3,370,209	1,197,807	179,994
Total current assets	563,957,093	611,748,949	2,697,731
Non-current assets
Plant and equipment	70,402,519	26,389,463	5,602,580
Right of use assets	32,396,195	27,009,760	3,859,088
Total non-current assets	102,798,714	53,399,223	9,461,668
Total assets	666,755,807	665,148,172	12,159,399
Current liabilities
Accounts payable and accrued liabilities	45,158,491	18,701,116	4,364,372
Restricted share units		0	171,849
Lease liabilities	4,858,940	2,868,795	591,355
Loans payable	7,475	7,752	1,468,668
Total current liabilities	50,024,906	21,577,663	6,596,244
Non-current liabilities
Lease liabilities	30,118,752	26,496,074	3,021,815
Loans payable	27,812	31,996	779,210
Convertible debt	88,526,371	100,877,838	0
Warrants		82,109,334	0
Restoration provisions	433,280	334,233	321,400
Total non-current liabilities	119,106,215	209,849,475	4,122,425
Total liabilities	169,131,121	231,427,138	10,718,669
Shareholders' equity
Share capital	718,258,295	672,079,154	15,441,600
Contributed surplus	12,524,967	3,026,721	824,683
Accumulated deficit	(233,168,290)	(241,088,229)	(14,528,941)
Accumulated other comprehensive loss	(296,612)	(296,612)	(296,612)
Equity attributable to the Shareholders of Li-Cycle Holdings Corp.	497,318,360	433,721,034
Non-controlling interest	306,326	0
Shareholders' equity	497,624,686	433,721,034	1,440,730
Liabilities And Shareholders' equity	$ 666,755,807	$ 665,148,172	$ 12,159,399